Consolidating financial information - Balance sheet (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Assets
Cash and balances at central banks	£ 85,380	£ 88,897
Trading assets	85,364	75,119
Derivatives	145,594	133,349
Settlement balances	8,438	2,928
Loans to banks - amortised cost	12,935	12,947
Loans to customers - amortised cost	310,631	305,089
Other financial assets.	65,634	59,485
Intangible assets	6,631	6,616
Other assets	9,262	9,805
Total assets	729,869	694,235
Liabilities
Bank deposits	23,093	23,297
Customer deposits	361,626	360,914
Settlement balances	7,619	3,066
Trading liabilities	84,135	72,350
Derivatives	141,697	128,897
Other financial liabilities.	46,485	39,732
Subordinated liabilities	9,808	10,535
Other liabilities	9,169	8,954
Total liabilities	683,632	647,745
Owners' equity	46,221	45,736
Non-controlling interests	16	754
Total equity	46,237	46,490	£ 48,491
Total liabilities and equity	729,869	694,235
Inter segment/consolidation adjustments
Assets
Cash and balances at central banks	1
Trading assets	(124)	(99)
Derivatives	(10,932)	(2,717)
Loans to banks - amortised cost	14	(34)
Loans to customers - amortised cost	(18)	(19)
Amounts due from holding company and fellow	(52,351)	(51,468)
Other financial assets.	(258)	(232)
Intangible assets	302	302
Other assets	(59,925)	(60,023)
Total assets	(123,291)	(114,290)
Liabilities
Bank deposits	(1)	(76)
Customer deposits	27	(7)
Amounts due to holding company and fellow subsidiaries	(52,351)	(51,468)
Trading liabilities	(124)	(99)
Derivatives	(10,932)	(2,717)
Other financial liabilities.	19	7
Subordinated liabilities	(145)	(123)
Other liabilities	(592)	(561)
Total liabilities	(64,099)	(55,044)
Owners' equity	(59,195)	(59,989)
Non-controlling interests	3	743
Total equity	(59,192)	(59,246)
Total liabilities and equity	(123,291)	(114,290)
RBSG plc
Assets
Derivatives	1,083	543
Amounts due from holding company and fellow	26,536	22,791
Other financial assets.	260	241
Other assets	56,823	56,773
Total assets	84,702	80,348
Liabilities
Amounts due to holding company and fellow subsidiaries	916	635
Derivatives	722	445
Other financial liabilities.	20,016	16,821
Subordinated liabilities	7,337	7,941
Other liabilities	280	119
Total liabilities	29,271	25,961
Owners' equity	55,431	54,387
Total equity	55,431	54,387
Total liabilities and equity	84,702	80,348
NWM Plc
Assets
Cash and balances at central banks	12,874	11,095
Trading assets	64,784	61,990
Derivatives	147,840	134,291
Settlement balances	6,305	1,421
Loans to banks - amortised cost	628	454
Loans to customers - amortised cost	8,541	7,908
Amounts due from holding company and fellow	11,539	11,800
Other financial assets.	12,833	10,995
Other assets	2,034	2,087
Total assets	267,378	242,041
Liabilities
Bank deposits	3,593	2,777
Customer deposits	2,046	2,390
Amounts due to holding company and fellow subsidiaries	21,071	23,505
Settlement balances	6,067	1,977
Trading liabilities	61,617	54,540
Derivatives	144,533	129,974
Other financial liabilities.	17,962	16,279
Subordinated liabilities	626	659
Other liabilities	1,490	1,018
Total liabilities	259,005	233,119
Owners' equity	8,373	8,922
Total equity	8,373	8,922
Total liabilities and equity	267,378	242,041
Subsidiaries
Assets
Cash and balances at central banks	72,505	77,802
Trading assets	20,704	13,228
Derivatives	7,603	1,232
Settlement balances	2,133	1,507
Loans to banks - amortised cost	12,293	12,527
Loans to customers - amortised cost	302,108	297,200
Amounts due from holding company and fellow	14,276	16,877
Other financial assets.	52,799	48,481
Intangible assets	6,329	6,314
Other assets	10,330	10,968
Total assets	501,080	486,136
Liabilities
Bank deposits	19,501	20,596
Customer deposits	359,553	358,531
Amounts due to holding company and fellow subsidiaries	30,364	27,328
Settlement balances	1,552	1,089
Trading liabilities	22,642	17,909
Derivatives	7,374	1,195
Other financial liabilities.	8,488	6,625
Subordinated liabilities	1,990	2,058
Other liabilities	7,991	8,378
Total liabilities	459,455	443,709
Owners' equity	41,612	42,416
Non-controlling interests	13	11
Total equity	41,625	42,427
Total liabilities and equity	£ 501,080	£ 486,136